Pension Plans and Other Postretirement Benefit Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, amortization of gain (loss)	$ 225
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Amortization of Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (expense), net
Selling, general and administrative expenses
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	$ 225
Red Zone
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, percentage funded	65.00%
Orange Zone
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, percentage funded	80.00%
Yellow Zone
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, percentage funded	80.00%
Green Zone
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, percentage funded	80.00%
Savings Plans | Employee | MSG Networks
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan (benefit) cost	$ 5,187	$ 4,284	$ 2,274
Union Savings Plan | MSG Networks
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan (benefit) cost	428	394	215
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, accumulated benefit obligation	130,725	135,916	171,897
Employer contributions	250	400
Net periodic benefit cost	3,385	(802)	212
Defined benefit plan, amortization of gain (loss)	(1,800)	(1,386)	(1,093)
Other Pension, Postretirement and Supplemental Plans | Union Plans
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		250
Defined benefit plan, expected future employer contributions, next fiscal year	250
Other Pension, Postretirement and Supplemental Plans | Cash Balance Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected future employer contributions, next fiscal year	12,600
All Other Multiemployer Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 7,316	$ 5,641	$ 723